Software, net consists of the following	12 Months Ended
Mar. 31, 2017
Research and Development [Abstract]
Software, net consists of the following

8. Software, net consists of the following:

	Estimated Useful Life (in years)	March 31, 2016 (INR)	March 31,
			2017 (INR)	2017 (US$)
Software licenses and related implementation costs	3 Years	27,688	38,839	599
Less: Accumulated amortization		13,031	23,567	364

Total		14,657	15,272	235

Aggregate amortization expense for software was INR 4,019, INR 8,083 and INR 10,536 (US$ 162) for the years ended March 31, 2015, 2016 and 2017, respectively.

Estimated amortization expense for the years ending March 31, 2018, 2019, and 2020 is INR 8,301, INR 4,504, INR 2,467, respectively.